7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of continuity of warrants

The continuity of warrants for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
March 28, 2017	$0.40	4,000,000	-	-	(4,000,000)	-
August 22, 2017	$0.40	4,400,000	-	-	(4,400,000)	-
October 4, 2017	$0.25	7,990,000	-	-	(7,990,000)	-
July 14, 2018	$0.15	10,920,000	-	-	-	10,920,000
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	-	10,170,000	-	-	10,170,000
Outstanding		40,857,000	10,170,000	-	(16,390,000)	34,637,000
Weighted average exercise price		$0.22	$0.15	$0	$0.33	$0.15

As of December 31, 2017, the weighted average contractual life is 1.50 years (December 31, 2016 – 1.48 years).

The continuity of warrants for the year ended December 31, 2016 is as follows:

	Exercise	December 31,					December 31,
Expiry date	price	2015	Issued		Exercised	Expired	2016
September 24, 2016	$0.15	5,720,000	84,000	(1)	(4,354,000)	(1,450,000)	-
October 15, 2016	$0.15	2,833,334	-		(219,000)	(2,614,334)	-
March 28, 2017	$0.40	4,000,000	-		-	-	4,000,000
August 22, 2017	$0.40	4,400,000	-		-	-	4,400,000
October 4, 2017	$0.25	7,990,000	-		-	-	7,990,000
July 14, 2018	$0.15	10,920,000	-		-	-	10,920,000
July 4, 2019	$0.15	-	13,547,000				13,547,000
Outstanding		35,863,334	13,631,000		(4,573,000)	(4,064,334)	40,857,000
Weighted average exercise price		$0.23	$0.15		$0.15	$0.15	$0.22

(1)The warrants were issued as a result of 84,000 finder’s options being exercised.

The continuity of warrants for the year ended December 31, 2015 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2014	Issued	Exercised	Expired	2015
September 24, 2016	$0.15	5,720,000	-	-	-	5,720,000
October 15, 2016	$0.15	2,833,334	-	-	-	2,833,334
March 28, 2017	$0.40	4,000,000	-	-	-	4,000,000
August 22, 2017	$0.40	4,400,000	-	-	-	4,400,000
October 4, 2017	$0.25	7,990,000	-	-	-	7,990,000
July 14, 2018	$0.15	-	10,920,000	-	-	10,920,000
Outstanding		24,943,334	10,920,000	-	-	35,863,334
Weighted average exercise price		$0.27	$0.15	$0	$0	$0.23